BetaBuilders Canada ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	89 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® CANADA TARGET MARKET EXPOSURE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		34.49%	14.16%	11.46%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		34.40%	14.26%	11.67%
Performance Inception Date	Aug. 07, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.63%	13.77%	11.20%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.61%	11.46%	9.49%